Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2013
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement -- [Text Block]	jhvitlifecon_SupplementTextBlock_04

John Hancock Variable Insurance Trust
Supplement dated June 28, 2013
To the Prospectus dated April 29, 2013

LIFESTYLE CONSERVATIVE PS SERIES

The principal investment strategies for the Lifestyle Conservative PS Series are amended and restated as follows:

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the "Equity Allocation") and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets (the "Fixed Income Allocation"). Underlying funds may include exchange traded funds ("ETFs") and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;
To manage the effective maturity or duration of the securities of the fund or an underlying fund; and
To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments as described under "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

John Hancock Variable Insurance Trust | (Lifestyle Conservative PS Series)
Risk/Return:	rr_RiskReturnAbstract
Strategy - Supplement [Text Block]	jhvitlifecon_SupplementTextBlock	The principal investment strategies for the Lifestyle Conservative PS Series are amended and restated as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the "Equity Allocation") and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets (the "Fixed Income Allocation"). Underlying funds may include exchange traded funds ("ETFs") and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;
To manage the effective maturity or duration of the securities of the fund or an underlying fund; and
To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments as described under "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.